Earnings Per Share (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit which was used to calculate diluted earnings per share	$ 132,104	$ 44,209	$ 70,924
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	132,619,069	123,312,565	123,861,293